Related-Party Transactions - Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) Employee	Jun. 30, 2018 USD ($) Employee
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 1.5	$ 2.1
Social security and other employee-related taxes	0.6	0.5
Post-employment benefits (pension plan)	0.2	0.1
Variable compensation	0.9
Benefits due to termination of tenure	0.3
Total compensation recognized in the statement of income	3.5	2.7
Total compensation paid	$ 4.0	$ 2.7
Average number of members in the period | Employee	16.50	17.33
Average number of paid members in the period | Employee	13.00	13.66
Officers [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 1.3	$ 1.9
Social security and other employee-related taxes	0.6	0.5
Post-employment benefits (pension plan)	0.2	0.1
Variable compensation	0.9
Benefits due to termination of tenure	0.3
Total compensation recognized in the statement of income	3.3	2.5
Total compensation paid	$ 4.0	$ 2.5
Average number of members in the period | Employee	7.00	7.83
Average number of paid members in the period | Employee	7.00	7.83
Board Members and Alternates [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 0.2	$ 0.2
Total compensation recognized in the statement of income	$ 0.2	0.2
Total compensation paid		$ 0.2
Average number of members in the period | Employee	9.50	9.50
Average number of paid members in the period | Employee	6.00	5.83